SCHEDULE OF RECONCILIATION FOR RECURRING FAIR VALUE MEASUREMENTS OF FAIR VALUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Short-term investments, January 1	¥ 291,280	¥ 422,559	¥ 412,031
Purchase/Issue	434,551	222,036	28,187
Sell / Exercise	358,732	357,825	24,663
Included in earnings	10,423	11,859	563
Included in other comprehensive loss
Foreign currency translation adjustment included in other comprehensive loss	(17,788)	(7,349)	6,441
Short-term investments, December 31	¥ 359,734	¥ 291,280	¥ 422,559